Financial instruments by category (Details 2) (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Measured At Fair Value Through Profit Or Loss [Abstract]
Derivative financial instruments			R$ 6,613
Total			6,613
Amortized cost:
Payables to third parties	R$ 2,975,297	R$ 3,080,569	1,304,031
Trade payables	119,155	92,444	61,719
Trade payables to related parties	44,973	39,101	76,249
Borrowings		0	205,204
Other payables	26,652	15,872
Dividends payable and interest on own capital		0	22,243
Other payables	23,028	15,872	15,244
Total	R$ 3,166,077	R$ 3,227,986	R$ 1,684,690